26 EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 23, 2019	Dec. 31, 2019	Dec. 31, 2018
EmployeeBenefitsLineItems [Line Items]
Fair value of plan assets at the beginning of the year		R$ (3,403,906)
Benefits paid	R$ (689,000)
Fair value of plan assets at the end of the year		(3,894,488)	R$ (3,403,906)
Benefits of Pension Plans [Member]
EmployeeBenefitsLineItems [Line Items]
Fair value of plan assets at the beginning of the year		(3,403,906)	(3,305,356)
Interest income		(314,102)	(327,830)
Benefits paid		269,995	280,493
Participant contributions made in the period		(2,127)
Return on plan assets (less interest income)		(444,348)	(51,213)
Fair value of plan assets at the end of the year		R$ (3,894,488)	R$ (3,403,906)